S000004419 [Member] Investment Objectives and Goals - Aggressive Investors 1 Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]
The Aggressive Investors 1 Fund (the “Fund”) seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).